SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
NOTE 3:-	SIGNIFICANT ACCOUNTING POLICIES

a.	Use of estimates:

The preparation of the consolidated financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates, judgments and assumptions. The Company's management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. On an ongoing basis, the Company's management evaluates estimates, including those related to fair values and useful lives of intangible assets, fair values of stock-based awards, income taxes, and contingent liabilities. Such estimates are based on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities.

b.
Financial statements in U.S. dollars:

The Company has operations in Israel and a significant portion of the Israeli expenses are currently paid in new Israeli shekels ("NIS"); however, the markets for the Company's products are located outside of Israel and the Company generates most of its revenues in U.S. dollars ("dollars"). The Company's management believes that the dollar is the currency of the primary economic environment in which the Company operates. Thus, the functional and reporting currency of the Company is the dollar.

Accordingly, monetary accounts maintained in currencies other than the dollar are remeasured into dollars, in accordance with Accounting Standards Codification ("ASC") 830, "Foreign Currency Matters". All transaction gains and losses of the remeasured monetary balance sheet items are reflected in the statement of income as financial income or expenses, as appropriate.

c.	Principles of consolidation: The consolidated financial statements include the accounts of Perion and its subsidiaries. Intercompany balances and transactions have been eliminated upon consolidation.

d.
Cash equivalents:

The Company considers short-term unrestricted highly liquid investments that are readily convertible into cash, purchased with original maturities of three months or less to be cash equivalents.

e.	Marketable securities:

The Company accounts for investments in debt securities in accordance with ASC 320, "Investments - Debt and Equity Securities". Management determines the appropriate classification of its investments in debt securities at the time of purchase and reevaluates such determinations at each balance sheet date.

At December 31, 2010, all marketable securities were designated as available-for-sale and, as such, are carried at fair value. Unrealized gains and losses are comprised of the difference between market value and amortized costs of such securities and are reflected, net of tax, as "accumulated other comprehensive income" in shareholders' equity. Realized gains and losses on marketable securities are included in earnings and are derived using the specific identification method for determining the cost of securities.

The amortized cost of debt securities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization together with interest and dividends on securities are included in "financial income, net".

The Company recognizes an impairment charge when a decline in the fair value of its investments in debt securities is below the cost basis of such securities is judged to be other-than-temporary. Factors considered in making such a determination include the duration and severity of the impairment, the reason for the decline in value, the potential recovery period and the Company's intent to sell, including whether it is more likely than not that the Company will be required to sell the investment before recovery of cost basis. For securities that are deemed other-than-temporarily impaired, the amount of impairment is recognized in the statement of income and is limited to the amount related to credit losses, while impairment related to other factors is recognized in other comprehensive income.

f.	Property and equipment:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets at the following annual rates:

%

Computers and peripheral equipment	33
Office furniture and equipment	7 - 15

Leasehold improvements are depreciated using the straight-line method over the term of the lease or the estimated useful life of the improvements, whichever is shorter.

g.	Impairment of long-lived assets and intangible assets subject to amortization:

Property and equipment and intangible assets subject to amortization are reviewed for impairment in accordance with ASC 360, "Accounting for the Impairment or Disposal of Long-Lived Assets", whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. For each of the three years in the period ended December 31, 2011, no impairment losses have been identified.

In determining the fair values of long-lived assets for purpose of measuring impairment, Company's assumptions include those that market participants will consider in valuations of similar assets.

h.	Goodwill and other intangible assets:

Goodwill and certain other purchased intangible assets have been recorded as a result of acquisitions. Goodwill represents the excess of the purchase price in a business combination over the fair value of net tangible and intangible assets acquired. Goodwill is not amortized, but rather is subject to an impairment test. The Company performs an annual impairment test during the fourth quarter of each fiscal year, or more frequently if impairment indicators are present. The Company operates in one operating segment, and this segment comprises its only reporting unit.

ASC 350, "Intangibles - Goodwill and Other" prescribes a two-phase process for impairment testing of goodwill. The first phase screens for impairment, while the second phase (if necessary) measures impairment.

Goodwill impairment is deemed to exist if the net book value of a reporting unit exceeds its estimated fair value. In such case, the second phase is then performed, and the Company measures impairment by comparing the carrying amount of the reporting unit's goodwill to the implied fair value of that goodwill. An impairment loss is recognized in an amount equal to the excess. For each of the three years in the period ended December 31, 2011, no impairment losses have been identified.

Intangible assets that are not considered to have an indefinite useful life are amortized over their estimated useful lives, which range from 3 to 10.25 years. The acquired customer arrangements are amortized over their estimated useful lives in proportion to the economic benefits realized. This accounting policy results in accelerated amortization of such customer arrangements as compared to the straight-line method. Other intangible assets consist primarily of technology and trade names and are amortized over their estimated useful lives on a straight-line basis.

i.	Revenue recognition:

The Company generates revenues from search related advertising, receiving a share of the advertising revenues from companies providing search capabilities. In addition, the Company offers advertisers the ability to place text-based ads on its home page and website and banners in its email clients. Advertisers are charged monthly based on the number of times a user clicks on one of the ads. The Company recognizes revenue from advertisement at that time.

In addition, the Company also derives revenues from: (i) product sales (ii) other. Revenues from products include licensing the right to use its email software, content database, photo sharing and social expression product and e-mail anti spam. Revenues from other services include search related advertising and other advertising.

In accordance with ASC 605-50, "Customer Payments and Incentives", the Company accounts for cash consideration given to customers, for whom it does not receive a separately identifiable benefit or cannot, reasonably estimate fair value, as a reduction of revenue rather than as an expense.

Revenues from software license products are recognized when all criteria outlined in ASC 985-605, "Software - Revenue Recognition" are met. Revenues from software license products are recognized when persuasive evidence of an agreement exists, delivery of the product has occurred, the fee is fixed or determinable, and collectability is probable. Company's e-mail product users may also purchase a license to its content database. This content database provides additional Perion Network content files in the form of email background, animation sounds, graphics and e-mail notifies. Content database licensing fees are recognized over the license period. Lifetime licensing revenues are recognized over the estimated usage period of the content database. In accordance with its policy, the Company reviews the estimated usage period of the lifetime licensing on an ongoing basis.

Revenues from email anti-spam license fees, photo sharing, social expression product and service are recognized ratably over the term of the license.

Deferred revenues include upfront payments received from customers, for whom revenues have not yet been recognized.

j.	Cost of revenues:

Cost of revenues consists primarily of salaries and related expenses, license fees, amortization of acquired technology, amortization of capitalized research and development costs and payments for content and server maintenance, all related to its product revenues and communicating with its users. The direct cost relating to search and advertising revenues is immaterial.

k.	Research and development costs:

Research and development costs incurred in the process of software production before establishment of technological feasibility, are charged to expenses as incurred. Costs of the production of a product master incurred subsequent to the establishment of technological feasibility are capitalized according to the principles set forth in ASC 985-20, "Software - Costs of Software to Be Sold, Leased, or Marketed". Based on the Company's product development process, technological feasibility is established upon completion of the detailed program design ("DPD") (the DPD of a computer software product that takes product function, feature, and technical requirements to their most detailed, logical form and is ready for coding).

Costs incurred by the Company between completion of the DPD and the point at which the product is ready for general release, are capitalized unless considered immaterial.

Capitalized software development costs are amortized commencing with general product release by the straight-line method over the estimated useful life of the software product.

l.	Income taxes:

The Company accounts for income taxes in accordance with ASC 740, "Income Taxes". This Statement prescribes the use of the liability method whereby deferred tax assets and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value.

The Company accounts for uncertain tax positions in accordance with ASC 740, which contains a two-step approach for recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement. In the years ended December 31, 2009 and 2010 the Company accrued interest and penalties related to unrecognized tax benefits in its tax expenses. During 2009 and 2010 interest expense amounted to $ 201 and $ 140, respectively. Starting 2011, the Company changed the classification of interest from tax expenses to financial expenses as it distorts its tax expense. Interest for 2011 amounted to income of $ 988. As the amount included in tax expense for interest during 2009 and 2010 was immaterial, the Company did not reclassify such amounts to conform to current year's presentation.

m.	Advertising costs:

Advertising costs are expensed as incurred and consist primarily of customer acquisition cost. Advertising costs for each of the three years in the period ended December 31, 2011 amounted to $ 1,938, $ 1,782 and $ 8,136, respectively.

n.	Concentrations of credit risk:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents and trade receivables.

The majority of the Company's cash and cash equivalents are invested mainly in dollar instruments with major banks in Israel and the U.S. deposits in the U.S. may be in excess of insured limits and are not insured in other jurisdictions. Generally, these deposits may be redeemed upon demand and, therefore, bear minimal risk.

The Company is subject to a low amount of credit risk with respect to sales of the Company's software products and content database, as these sales are primarily obtained through credit card sales. The Company's major customer is financially sound, and the Company believes low credit risk is associated with this customer. To date, the Company has not experienced any material bad debt losses.

The Company entered into option strategies intended to protect against the increase in value of forecasted non-dollar currency cash flows. The derivative instruments hedge a portion of the Company's non-dollar currency exposure

o.	Severance pay:

The Company's liability for severance pay is calculated pursuant to Israel's Severance Pay Law based on its employees' most recent monthly salaries, multiplied by the number of years of their employment, or a portion thereof, as of the balance sheet date.

This liability is fully provided for by monthly deposits in insurance policies and by an accrual.

The deposited funds include profits (losses) accumulated up to the balance sheet date. The deposited funds may be withdrawn only upon the fulfillment of the obligation pursuant to Israel's Severance Pay Law or labor agreements.

The Company's agreements with employees in Israel, joining the Company since February 2, 2008, are in accordance with section 14 of the Severance Pay Law, 1963, where the Company's contributions for severance pay shall be instead of its severance liability. Upon contribution of the full amount of the employee's monthly salary, and release of the policy to the employee, no additional calculations shall be conducted between the parties regarding the matter of severance pay and no additional payments shall be made by the Company to the employee. Further, the related obligation and amounts deposited on behalf of such obligation are not stated on the balance sheet, as they are legally released from obligation to employees once the deposit amounts have been paid.

Severance expenses for the years ended December 31, 2009, 2010 and 2011 amounted to $ 362, $ 786 and $ 586, respectively.

p.	Net earnings per Ordinary share:

Basic net earnings per Ordinary shares are computed based on the weighted average number of Ordinary shares outstanding during each year. Diluted net earnings per Ordinary share are computed based on the weighted average number of Ordinary shares outstanding during each year, plus dilutive potential Ordinary shares considered outstanding during the year, in accordance with ASC 260, "Earnings Per Share".

The total weighted average number of Ordinary shares related to the outstanding options excluded from the calculations of diluted net earnings per Ordinary share because these securities are anti-dilutive was 789,411, 922,069 and 1,266,919 for the years ended December 31, 2009, 2010 and 2011, respectively.

q.	Accounting for stock-based compensation:

The Company accounts for stock-based compensation under ASC 718, "Compensation - Stock Compensation", which requires the measurement and recognition of compensation expense based on estimated fair values for all share-based payment awards made to employees and directors.

ASC 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company's consolidated statement of income.

The Company recognizes compensation expenses for the value of its awards, which have graded vesting based on service conditions, using the straight line method, over the requisite service period of each of the awards, net of estimated forfeitures. For awards containing multiple service and market conditions, all the conditions must be satisfied in order for the award to vest, the Company recognizes compensation expenses over the longest derived service period, based on the accelerated attribution method, net of estimated forfeitures. Estimated forfeitures are based on actual historical pre-vesting forfeitures.

The Company estimates the fair value of standard stock options granted using the Binomial option-pricing model and options with exercise that is subject to a stock price target, using the Monte Carlo simulations. The option-pricing models require a number of assumptions, of which the most significant are; expected stock price, volatility and the expected option term. In 2009 and 2010, expected volatility was calculated based upon an average between historical volatilities of the Company, similar entities and industry sector index similar to the Company's characteristics, since it did not have sufficient company specific data. In 2011, expected volatility was calculated based upon actual historical stock price movements. The expected option term was calculated based on the Company's assumptions of early exercise multiples which were calculated based on comparable companies and termination exit rate which was calculated based on actual historical data. The expected option term represents the period that the Company's stock options are expected to be outstanding. The risk-free interest rate is based on the yield from U.S. Treasury zero-coupon bonds with an equivalent term.

In November 2010 the Company's Board decided to change its dividend policy so that beginning with earnings of 2011 and beyond, the Company does not intend to distribute any dividends to the holders of its Ordinary shares, as result the Company has no foreseeable plans to pay dividends.

The fair value of the Company's stock options granted to employees and directors was estimated using the following weighted average assumptions:

	Year ended December 31,
	2009	2010	2011

Risk free interest rate	2.73%	1.62%	2.23%
Dividend yield	0%-13.82%	0%-7.83%	0%
Weighted average dividend yield	13.01%	5.65%	0%
Expected volatility	55.41%-74.67%	62.77%-64.56%	47.31%-65.27%
Weighted average volatility	65.04%	63.67%	56.29%
Expected term (years)	3.915	4.6	3.75

r.	Derivative instruments:

The Company uses derivative instruments to protect against foreign currency fluctuations. These instruments were not designated as cash flow hedge as defined by ASC 815, "Derivative and Hedging" and, therefore, the Company recognized the changes in fair value of these instruments in the statement of income as financial income or expense, as incurred.

s.	Fair value of financial instruments:

The carrying amounts of financial instruments carried at cost, including cash and cash equivalents, trade receivables, other receivables, trade payables and other liabilities approximate their fair value due to the short-term maturities of such instruments.

The Company follows the provisions of ASC 820, "Fair Value Measurements and Disclosures". Under this standard, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Company uses various valuation approaches. ASC 820 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company's assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The hierarchy is broken down into three levels based on the observability of inputs as follows:

•	Level 1 - Valuations based on quoted prices in active markets for identical assets that the Company has the ability to access.

•	Level 2 - Valuations based on one or more quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

•	Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The availability of observable inputs can vary from investment to investment and is affected by a wide variety of factors including, for example, the type of investment, the liquidity of markets and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment, and is categorized as Level 3.

The Company's marketable securities are traded in markets that are not considered active, but are valued based on quoted market prices, broker or dealer quotations and, therefore, are categorized as Level 2.

The Company's assets (liabilities) measured at fair value on a recurring basis as of December 31, 2011, included money market funds and treasury notes in the total amount of $ 40 presented as part of cash and cash equivalents and derivative financial instruments, in the amount of $ (44) presented as part of accrued expenses and other liabilities, all measured using input type Level 2. The Company's assets measured at fair value on a recurring basis as of December 31, 2010, included money market funds and treasury notes in the total amount of $ 9,094 presented as part of cash and cash equivalents, marketable securities in the amount of $ 14,973 and derivative financial instruments, in the amount of $ 27 presented in other receivables and prepaid expenses, all measured using input type Level 2.

t.	Treasury shares:

The Company repurchases its Ordinary shares from time to time on the open market  and holds such shares as treasury shares.  The Company presents the cost to repurchase treasury shares as a reduction of shareholders' equity.

u.	Comprehensive income:

The Company accounts for comprehensive income in accordance with ASC 220, "Comprehensive Income". This statement establishes standards for the reporting and display of comprehensive income and its components in a full set of general purpose financial statements. Comprehensive income generally represents all changes in shareholders' equity during the period except those resulting from investments by, or distributions to, shareholders. The Company determined that its items of other comprehensive income relates to unrealized gains and losses on available for sale securities.

v.	Business combinations:

The Company accounts for business combination in accordance with ASC 805, "Business Combinations". The underlying principles require that the Company recognize separately from goodwill the assets acquired and the liabilities assumed, generally at their acquisition date fair values. Goodwill as of the acquisition date is measured as the excess of consideration transferred and the net of the acquisition date fair values of the assets acquired and the liabilities assumed. While the Company uses its best estimates and assumptions as a part of the purchase price allocation process to accurately value assets acquired and liabilities assumed at the acquisition date, the Company's estimates are inherently uncertain and subject to refinement. As a result, during the measurement period, which may be up to one year from the acquisition date, the Company may record adjustments to the assets acquired and liabilities assumed with the corresponding offset to goodwill. Upon the conclusion of the measurement period or final determination of the values of assets acquired or liabilities assumed, whichever comes first, any subsequent adjustments are recorded in the  consolidated statement of income. The direct transaction costs associated with the business combination are expensed as incurred.

In addition, uncertain tax positions and tax related valuation allowances assumed in connection with a business combination are initially estimated as of the acquisition date. The Company reevaluates these items quarterly with any adjustments to preliminary estimates being recorded to goodwill provided that they are within the measurement period. Subsequent to the measurement period or final determination of the tax allowance's or contingency's estimated value, whichever comes first, changes to these uncertain tax positions and tax related valuation allowances will affect provision for income taxes in the consolidated statement of income.

w.	Impact of recently issued Accounting Standards:

In May 2011, the Financial Accounting Standards Board issued guidance that changed the requirement for presenting "Comprehensive Income" in the consolidated financial statements. The update requires an entity to present the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The currently available option to disclose the components of other comprehensive income within the statement of shareholders' equity will no longer be available. The update is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011 and should be applied retrospectively. The adoption of the standard will have no impact on the financial position or results of operations, but will result in a change in the presentation of the  basic consolidated financial statements. The Company is still evaluating whether to present other comprehensive income in a single continuous statement of comprehensive income or in two separate but consecutive statements.

In September 2011, the FASB amended the guidance on the annual testing of goodwill for impairment. The amended guidance will allow companies to assess qualitative factors to determine if it is more likely than not that goodwill might be impaired and whether it is necessary to perform the two-step goodwill impairment test required under current accounting standards. The guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011, with early adoption permitted. The adoption of this guidance is not expected to have a material impact on the Company's consolidated financial statements.